UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EDMP, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     August 01, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $270,145 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES   CL A             008190100    10043   194600 SH       Sole                   106780        0    87820
AFLAC INC                      COM              001055102    11351   244898 SH       Sole                   141280        0   103618
AMBAC FINL GROUP INC           COM              023139108    13356   164680 SH       Sole                    91405        0    73275
AMGEN INC                      COM              031162100     4614    70739 SH       Sole                    42260        0    28479
BANK OF AMERICA CORPORATION    COM              060505104     4313    89659 SH       Sole                    51223        0    38436
BOSTON SCIENTIFIC CORP         COM              101137107     7825   464645 SH       Sole                   256210        0   208435
C D W CORP                     COM              12512N105    10193   186510 SH       Sole                   102770        0    83740
CARDINAL HEALTH INC            COM              14149Y108    10064   156439 SH       Sole                    88005        0    68434
CITIGROUP INC                  COM              172967101     7533   156126 SH       Sole                    79537        0    76589
COACH INC                      COM              189754104    11152   372970 SH       Sole                   208380        0   164590
DANAHER CORP DEL               COM              235851102     8605   133790 SH       Sole                    67590        0    66200
FEDEX CORP                     COM              31428X106    13944   119325 SH       Sole                    67945        0    51380
FIRST DATA CORP                COM              319963104     9519   211351 SH       Sole                   117740        0    93611
FISERV INC                     COM              337738108    10561   232835 SH       Sole                   129935        0   102900
FRANKLIN RES INC               COM              354613101     6099    70256 SH       Sole                    40090        0    30166
HOME DEPOT INC                 COM              437076102     9686   270628 SH       Sole                   157649        0   112979
ILLINOIS TOOL WKS INC          COM              452308109     8877   186891 SH       Sole                    97151        0    89740
INTEL CORP                     COM              458140100     6648   349871 SH       Sole                   190665        0   159206
JABIL CIRCUIT INC              COM              466313103     9058   353815 SH       Sole                   203920        0   149895
KOHLS CORP                     COM              500255104    12458   210725 SH       Sole                   108225        0   102500
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     1183    15690 SH       Sole                     9665        0     6025
MAXIM INTEGRATED PRODS INC     COM              57772K101     9333   290656 SH       Sole                   161685        0   128971
MOHAWK INDS INC                COM              608190104     8351   118710 SH       Sole                    63780        0    54930
NIKE INC                       CL B             654106103     9614   118690 SH       Sole                    65095        0    53595
PACCAR INC                     COM              693718108    11289   137030 SH       Sole                    75540        0    61490
SEI INVESTMENTS CO             COM              784117103      552    11295 SH       Sole                     6210        0     5085
STRYKER CORP                   COM              863667101     8854   210265 SH       Sole                   122995        0    87270
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     9495   300585 SH       Sole                   169565        0   131020
UNITED TECHNOLOGIES CORP       COM              913017109     9669   152457 SH       Sole                    83965        0    68492
UNITEDHEALTH GROUP INC         COM              91324p102     8579   191590 SH       Sole                   105015        0    86575
US BANCORP DEL                 COM NEW          902973304     7327   237276 SH       Sole                   124496        0   112780